Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies	Commitments and contingencies:
As at December 31, 2024, the Corporation is committed to minimum lease payments (note 18).
Long-term financial investments include two investments committing the Corporation to be a limited partner in hydrogen infrastructure and growth equity funds (note 13). The Corporation has committed to investing £25,000,000 (including £15,754,000 invested as of December 31, 2024) into HyCap. The Corporation has committed to investing €30,000,000 (including €9,663,000 invested as of December 31, 2024) into Clean H2. Long-term financial investments also include an investment committing the Corporation to be a limited partner in Templewater, a decarbonizaton and climate technology and growth equity fund. The Corporation has committed to investing $1,000,000 (including $527,000 invested as of December 31, 2024) into Templewater.
As at December 31, 2024, the Corporation has outstanding commitments aggregating up to a maximum of $14,512,000 relating primarily to purchases of property, plant and equipment.
As at December 31, 2024, the Corporation has has outstanding commitments totalling $9,441,000 over the next 5 years related to a hydrogen supply agreement.

In connection with the acquisition of intellectual property from UTC in April 2014, the Corporation retains a royalty obligation in certain circumstances to pay UTC a portion of any future intellectual property sale and licensing income generated from certain of the Corporation's intellectual property portfolio for a period of 15 years expiring in April 2029. No royalties were paid to UTC in the years ended December 31, 2024 and December 31, 2023.
21.     Commitments and contingencies (cont'd):
The Corporation retains a previous funding obligation to pay royalties of 2% of revenues, to a maximum of $4,613,000 (CDN $5,351,000), on sales of certain fuel cell products for commercial distributed utility applications. As of December 31, 2024, no royalties have been incurred to date for this agreement.
The Corporation also retains a previous funding obligation to pay royalties of 2% of revenues, to a maximum of $1,896,000 (CDN $2,200,000), on sales of certain fuel cell products for commercial transit applications. As of December 31, 2024, no royalties have been incurred to date for this agreement.
In the ordinary course of business or as required by certain acquisition or disposition agreements, the Corporation is periodically required to provide certain indemnities to other parties. As of December 31, 2024, the Corporation has not accrued any significant amount owing, or receivable, due to any indemnity agreements undertaken in the ordinary course of business.